CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 128,021	$ 20,195	¥ 192,605
Restricted cash	8,276	1,306	41,114
Accounts receivable, net	832	131	2,446
Amounts due from related parties, net of provision for credit losses of RMB6,456 as of March 31, 2021			129,383
Loans recognized as a result of payments under guarantees, net of provision for credit losses of RMB1,182,609 and RMB324,371 as of March 31, 2021 and 2022, respectively	54,888	8,658	179,947
Other receivables, net of provision for credit losses of RMB20,980 and RMB30,251 as of March 31, 2021 and 2022, respectively	166,006	26,187	110,025
Inventory, net	426,300	67,240	69,587
Forward contract assets	36	6
Prepaid expenses and other current assets	90,012	14,199	107,836
Total current assets	874,328	137,922	832,943
Noncurrent assets:
Property, equipment and software, net	34,531	5,447	29,306
Intangible assets, net			27
Long-term investments	288,756	45,550	288,428
Other non-current assets	24,000	3,786	36,000
Right-of-use assets, net	29,584	4,667	46,829
Total noncurrent assets	376,871	59,450	400,590
Total assets	1,251,199	197,372	1,233,533
Current liabilities
Accounts payable	92,534	14,597	101,205
Guarantee liabilities	179	28	2,441
Amounts due to related parties			69,434
Other payables and other current liabilities	674,333	106,373	894,565
Warrant liabilities	196,390	30,980
-Current portion	233,000	36,755	79,560
Current portion of long-term debt	102,206	16,123
Total current liabilities	1,298,642	204,856	1,147,205
Noncurrent liabilities
Consideration payable to Webank	107,642	16,980	200,778
Operating lease liabilities	10,866	1,714	34,365
Convertible notes			1,614,040
Long-term borrowings			233,000
Long-term debt	817,648	128,981
Total noncurrent liabilities	936,156	147,675	2,082,183
Total liabilities	2,234,798	352,531	3,229,388
Contingencies and commitments
Mezzanine equity
Senior convertible preferred shares (US$0.0001 par value, nil and 1,000,000,000 shares authorized as of March 31, 2021 and 2022, respectively; nil and 400,524,323 shares issued and outstanding as of March 31, 2021 and 2022, respectively)	526,484	83,051
Total Mezzanine equity	526,484	83,051
Shareholders' deficit
Ordinary shares (US$0.0001 par value, 10,000,000,000 and 9,000,000,000 shares authorized as of March 31, 2021 and 2022, respectively; 1,071,621,698 Class A ordinary shares and 1,146,044,858 Class A ordinary shares issued and outstanding as of March 31, 2021 and 2022, respectively; 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2021 and 2022)	782	123	733
Additional paid-in capital	14,254,109	2,248,530	13,695,877
Accumulated other comprehensive income	288,461	45,504	217,747
Accumulated deficit	(16,053,300)	(2,532,341)	(15,910,049)
Total UXIN LIMITED shareholders' deficit	(1,509,920)	(238,184)	(1,995,692)
Non-controlling interests	(163)	(26)	(163)
Total shareholders' deficit	(1,510,083)	(238,210)	(1,995,855)
Total liabilities, mezzanine equity and shareholders' deficit	¥ 1,251,199	$ 197,372	¥ 1,233,533